Document and Entity Information	Jun. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2021
Entity Registrant Name	ORCHARD THERAPEUTICS PLC
Entity Central Index Key	0001748907
Entity Emerging Growth Company	false
Entity File Number	001-38722
Entity Incorporation State Country Code	X0
Entity Address, Address Line One	108 Cannon Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC4N 6EU
City Area Code	+44 (0)
Local Phone Number	203 808 8286
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Tax Identification Number	00-0000000
Security 12b Title	American Depositary Shares, each representing one ordinary share, nominal value £0.10 per share
Trading Symbol	ORTX
Security Exchange Name	NASDAQ